Derivative Instruments (Schedule of fair value of derivative contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Account Receivable And Prepaid Expenses [Member]
Derivative [Line Items]
Total derivatives	$ 788	$ 1,242
Other Account Payable And Accured Expenses [Member]
Derivative [Line Items]
Total derivatives	(61)	(2)
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other Account Receivable And Prepaid Expenses [Member]
Derivative [Line Items]
Total derivatives	788	1,242
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other Account Payable And Accured Expenses [Member]
Derivative [Line Items]
Total derivatives	$ (61)	$ (2)